MAINTENANCE RIGHTS (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
MAINTENANCE RIGHTS [Abstract]
Maintenance rights, beginning balance	$ 298,207	$ 131,299
Acquisitions	36,798	152,930
Capitalized to aircraft improvements	(3,661)	(8,209)
Maintenance rights settled with retained maintenance payments	0	(2,369)
Cash receipts from maintenance rights	(1,741)	(3,013)
Maintenance rights associated with aircraft sold	(73,199)	0
Maintenance rights, ending balance	$ 256,404	$ 270,638